Income Taxes (Details) - Schedule of effective tax rate	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Effective Tax Rate [Abstract]
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of income tax exemptions and reliefs	(10.00%)	(10.00%)	(10.00%)
Effect of deferred offering costs deducted for tax purpose		(1.00%)
Effect of additional deduction allowed for tax purposes	(6.00%)	(6.00%)	(6.00%)
Effective tax rate	9.00%	8.00%	9.00%